Offerings - Offering: 1	May 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	571,838,526
Maximum Aggregate Offering Price	$ 11,682,848,972.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,613,401.44
Rule 457(f)	true
Amount of Securities Received | shares	28,319,312
Value of Securities Received, Per Share	412.54
Value of Securities Received	$ 11,682,848,972.48
Fee Note MAOP	$ 11,682,848,972.48
Offering Note	The Amount Registered represents the estimated maximum number of shares of common stock, par value $0.00001 per share ("QXO common stock"), of QXO, Inc. (the "Registrant") to be issued in the first merger and the other transactions contemplated by the Agreement and Plan of Merger, dated as of April 18, 2026, by and among the Registrant, TopBuild Corp. ("TopBuild"), and the other parties thereto (as may be amended from time to time, the "merger agreement") and is based upon the sum of (a) (i) the stock election exchange ratio pursuant to the merger agreement of 20.200 (the "exchange ratio") multiplied by (ii) 28,144,562 shares of common stock, par value $0.001 per share, of TopBuild ("TopBuild common stock"), which is the maximum number of shares of TopBuild common stock expected to be outstanding as of the closing (including 2,401 shares of TopBuild common stock subject to TopBuild restricted stock awards), assuming that all holders of TopBuild common stock elect to receive stock consideration and QXO elects to increase the maximum stock election number from fifty-five percent (55%) to one-hundred percent (100%), (b) (i) the Option Conversion Amount (as defined in the merger agreement), multiplied by (ii) 54,756 shares of TopBuild common stock underlying outstanding TopBuild stock options, (c) (i) the exchange ratio, multiplied by (ii) 44,526 shares of TopBuild common stock underlying outstanding restricted stock unit awards ("RSUs") and (d)(i) the exchange ratio, multiplied by (ii) 75,468 shares of TopBuild common stock underlying outstanding RSUs of TopBuild subject to performance-based conditions ("PSUs"), which collectively equals 571,838,526 shares of QXO common stock. The Maximum Aggregate Offering Price is estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act. Such amount equals (a) $412.54, the average of the high and the low prices per share of TopBuild common stock, as reported on the New York Stock Exchange on May 13, 2026, which is within five business days prior to the filing of this Registration Statement on Form S-4, multiplied by (b) 28,319,312, which is the estimated maximum number of shares of TopBuild common stock expected to be outstanding as of the closing (including shares of TopBuild common stock subject to TopBuild restricted stock awards and shares of TopBuild common stock issuable upon the settlement of TopBuild's currently outstanding stock-based awards).